Financial risk management (Details 1) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Trade accounts receivables	$ 141,910	$ 223,740
Total Assets	4,840,507	4,891,782
Liabilities
Loans and financings	1,725,566	1,669,259	$ 1,699,315
Lease liabilities	9,218	5,021	$ 19,639
Total Liabilities	3,383,873	3,181,528
Foreign Currencies [Member]
Assets
Cash, cash equivalents and financial investments	105,802	97,397
Other Financial Instruments	29	143
Trade accounts receivables	19,885	19,132
Total Assets	125,716	116,672
Liabilities
Loans and financings	279,341	276,634
Other Financial Instruments	479	435
Trade payables	227,687	182,275
Lease liabilities	634	2,738
Use of public assets	22,733	23,263
Total Liabilities	530,874	485,345
Net exposure	$ (405,158)	$ (368,673)